Average Annual Total Returns - FidelityCapitalIncomeFundHighIncomeFundFocusedHighIncomeFund-RetailComboPRO - FidelityCapitalIncomeFundHighIncomeFundFocusedHighIncomeFund-RetailComboPRO - Fidelity Capital & Income Fund
Nov. 08, 2023
Fidelity Capital & Income Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(10.47%)
Past 5 years	4.31%
Past 10 years	5.83%
Fidelity Capital & Income Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(13.37%)
Past 5 years	1.86%
Past 10 years	3.45%
Fidelity Capital & Income Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(5.27%)
Past 5 years	2.52%
Past 10 years	3.63%
ML040
Average Annual Return:
Past 1 year	(11.21%)
Past 5 years	2.10%
Past 10 years	3.94%